Restructuring (Tables)	12 Months Ended
Jun. 30, 2021
Restructuring and Related Activities [Abstract]
Summary of Company's restructuring expenses
The Company’s restructuring expenses for the year ended June 30, 2021, is comprised of the following:

	For the year ended June 30, 2021
(in millions)	Cost of revenue	Selling, general and administrative	Total
Severance and employee costs	$2.4	$1.6	$4.0
Other (1)	0.7	0.8	1.5

Total	$3.1	$2.4	$5.5

(1)	Includes facilities, inventory write-downs, outside services, and IT costs.

Summary of Company's accrued restructuring balance
The following table summarizes the changes in the Company’s accrued restructuring balance, which are included in Accrued expenses and other current liabilities in the accompanying balance sheet (in millions).

Balance at June 30, 2020	$—
Restructuring charges	5.5
Payments	(2.4)
Adjustments	—

Balance at June 30, 2021	$3.1